Stockholders' Deficit (Details 1)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of options
Outstanding at beginning	1,714,919
Granted	24,174
Forfeited	0
Exercised	(1,739,093)
Outstanding at end	0
Exercisable at end	0
Weighted Average Exercise Price
Outstanding at beginning | $ / shares	$ 0.003
Granted | $ / shares	0.001
Forfeited | $ / shares	(508,750)
Exercised | $ / shares	$ (1,739,093)
Aggregate Intrinsic Value
Outstanding at begginning | $	$ 959,229